--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                         EMERGING MARKETS PORTFOLIO II

                               SEMI-ANNUAL REPORT

                         SIX MONTHS ENDED MAY 31, 2002
                                  (UNAUDITED)

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                         EMERGING MARKETS PORTFOLIO II

                               SEMI-ANNUAL REPORT

                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                          PAGE
                                                                        --------
DIMENSIONAL INVESTMENT GROUP INC.
    Statement of Assets and Liabilities...............................         1
    Statement of Operations...........................................         2
    Statements of Changes in Net Assets...............................         3
    Financial Highlights..............................................         4
    Notes to Financial Statements.....................................         5

THE DFA INVESTMENT TRUST COMPANY -- THE EMERGING MARKETS SERIES
    Schedule of Investments...........................................         7
    Statement of Assets and Liabilities...............................        12
    Statement of Operations...........................................        13
    Statements of Changes in Net Assets...............................        14
    Financial Highlights..............................................        15
    Notes to Financial Statements.....................................        16

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         EMERGING MARKETS PORTFOLIO II

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2002

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                  (UNAUDITED)

ASSETS:
Investment in The Emerging Markets Series of The DFA
  Investment Trust Company
  (Cost $11,464)++ at Value.................................  $    10,870
Receivable for Investment Securities Sold...................           73
Prepaid Expenses and Other Assets...........................            9
                                                              -----------
    Total Assets............................................       10,952
                                                              -----------

LIABILITIES:
Payable for Fund Shares Redeemed............................           73
Accrued Expenses and Other Liabilities......................           24
                                                              -----------
    Total Liabilities.......................................           97
                                                              -----------

NET ASSETS..................................................  $    10,855
                                                              ===========

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 200,000,000)..................................    1,348,225
                                                              ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....  $      8.05
                                                              ===========

NET ASSETS CONSIST OF:
Paid-in Capital.............................................  $    13,970
Accumulated Net Investment Income (Loss)....................            1
Accumulated Realized Foreign Exchange Gain (Loss)...........           (1)
Accumulated Net Realized Gain (Loss)........................       (2,521)
Unrealized Appreciation (Depreciation) of Investment
  Securities................................................         (594)
                                                              -----------
    Total Net Assets........................................  $    10,855
                                                              ===========

--------------

++ The cost for federal income tax purposes is $11,602.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         EMERGING MARKETS PORTFOLIO II

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2002

                             (AMOUNTS IN THOUSANDS)

                                  (UNAUDITED)

INVESTMENT INCOME
  Dividends (Net of Foreign taxes witheld of $16)...........         $  109
  Interest..................................................              3
  Expenses allocated from Master Fund.......................            (16)
                                                                     ------
      Total Investment Income...............................             96
                                                                     ------

EXPENSES
  Investment Advisory Services..............................             20
  Administrative Services...................................              1
  Filing Fees...............................................              8
  Shareholders' Reports.....................................              9
  Organizational Fees.......................................              3
  Other.....................................................              1
                                                                     ------
      Total Expenses........................................             42
      Less: Fees Waived and/or Expenses Reimbursed..........            (20)
                                                                     ------
           Net Expenses.....................................             22
                                                                     ------
NET INVESTMENT INCOME (LOSS)................................             74
                                                                     ------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment Securities Sold....           (308)
  Net Realized Gain (Loss) on Foreign Currency
    Transactions............................................             (1)
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities...................................          1,609
                                                                     ------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN
    CURRENCY................................................          1,300
                                                                     ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................         $1,374
                                                                     ======

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         EMERGING MARKETS PORTFOLIO II

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                     SIX MONTHS          YEAR
                                                                        ENDED            ENDED
                                                                       MAY 31,         NOV. 30,
                                                                        2002             2001
                                                                     -----------       ---------
                                                                     (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..............................           $    74          $   155
  Net Realized (Gain) Loss on Investment Securities Sold....              (308)            (593)
  Net Realized (Gain) Loss on Foreign Currency
    Transactions............................................                (1)             (19)
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities...................................             1,609             (453)
  Translation of Foreign Currency Denominated Amounts.......                --                2
                                                                       -------          -------
      Net Increase (Decrease) in Net Assets Resulting from
        Operations..........................................             1,374             (908)
                                                                       -------          -------

Distributions From:
  Net Investment Income.....................................              (136)             (75)
  Net Realized Gains........................................                --               --
                                                                       -------          -------
      Total Distributions...................................              (136)             (75)
                                                                       -------          -------
Capital Share Transactions (1):
  Shares Issued.............................................             2,969            4,549
  Shares Issued in Lieu of Cash Distributions...............               136               75
  Shares Redeemed...........................................            (3,056)          (4,543)
                                                                       -------          -------
      Net Increase (Decrease) from Capital Share
        Transactions........................................                49               81
  Capital Contribution From Sponsor.........................                --                5
                                                                       -------          -------
      Total Increase (Decrease).............................             1,287             (897)
NET ASSETS
   Beginning of Period......................................             9,568           10,465
                                                                       -------          -------
   End of Period............................................           $10,855          $ 9,568
                                                                       =======          =======

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued............................................               365              599
   Shares Issued in Lieu of Cash Distributions..............                19                9
   Shares Redeemed..........................................              (388)            (593)
                                                                       -------          -------
                                                                            (4)              15
                                                                       =======          =======

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         EMERGING MARKETS PORTFOLIO II

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       SIX MONTHS         YEAR           YEAR           YEAR           YEAR         AUG. 15,
                                          ENDED           ENDED          ENDED          ENDED          ENDED           TO
                                         MAY 31,        NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                          2002            2001           2000           1999           1998           1997
                                       -----------      ---------      ---------      ---------      ---------      ---------
                                       (UNAUDITED)
Net Asset Value, Beginning of           $  7.08          $ 7.83         $ 10.08        $  6.57        $  7.50        $ 10.00
  Period.............................
                                        -------          ------         -------        -------        -------        -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).......      0.05            0.10            0.09           0.09           0.07          (0.01)
  Net Gains (Losses) on Securities
    (Realized and Unrealized)........      1.02           (0.79)          (2.26)          3.50          (0.94)         (2.49)
                                        -------          ------         -------        -------        -------        -------
  Total from Investment Operations...      1.07           (0.69)          (2.17)          3.59          (0.87)         (2.50)
                                        -------          ------         -------        -------        -------        -------
LESS DISTRIBUTIONS
  Net Investment Income..............     (0.10)          (0.06)          (0.08)         (0.08)         (0.06)            --
  Net Realized Gains.................        --              --              --             --             --             --
                                        -------          ------         -------        -------        -------        -------
Total Distributions..................     (0.10)          (0.06)          (0.08)         (0.08)         (0.06)            --
                                        -------          ------         -------        -------        -------        -------
Net Asset Value, End of Period.......   $  8.05          $ 7.08         $  7.83        $ 10.08        $  6.57        $  7.50
                                        =======          ======         =======        =======        =======        =======
Total Return.........................     14.64%#         (8.96)%        (21.73)%        55.31%        (11.59)%       (25.00)%#
Net Assets, End of Period
  (thousands)........................   $10,855          $9,568         $10,465        $13,476        $ 6,337        $ 8,858
Ratio of Expenses to Average Net
  Assets (1).........................      0.75%*          0.93%           0.82%(a)       0.76%(a)       1.21%(a)       1.35%*(a)
Ratio of Expenses to Average Net
  Assets (excluding waivers and
  assumption of expenses) (1)........      1.15%*          1.33%           1.22%(a)       1.16%(a)       1.61%(a)       1.75%*(a)
Ratio of Net Investment Income to
  Average Net Assets.................      1.49%*          1.49%           0.98%(a)       0.94%(a)       1.00%(a)      (0.20)%*(a)
Ratio of Net Investment Income to
  Average Net Assets (excluding
  waivers and assumption of
  expenses)..........................      1.09%*          1.09%           0.58%          0.54%          0.60%         (0.60)%*
Portfolio Turnover Rate..............       N/A             N/A             N/A            N/A            N/A            N/A
Portfolio Turnover Rate of Master
  Fund Series........................         7%*             6%             12%            16%            10%             1%*(b)

--------------

*   Annualized

#   Non-annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

(a) The plan's sponsor has voluntarily contributed to the portfolio an amount equal to that portion of the aggregate fees and expenses incurred by the Portfolio relating to the plan's investment.

(b)  Calculated for the year ended November 30, 1997.

N/A Refer to the respective Master Fund Series.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers twenty-two portfolios, of which the Emerging Markets Portfolio II (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The Emerging Markets Series (the "Series"), a series of The DFA Investment Trust Company. At May 31, 2002, the Portfolio owned 3% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: The Portfolio's investment reflects its proportionate interest in the net assets of the Series.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements. The Series is treated as a partnership for federal tax purposes. Any interest dividends and gains or losses of the Series will be deemed to have been "passed through" to the Portfolio.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax treatments of net short-term capital gain distributions from the Series and/or foreign currency and foreign taxes on capital gains. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods approved by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2002, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.40 of 1% of the first $50 million of average net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

    Effective August 1, 1997, the Advisor has agreed to waive its fees. For the six months ended May 31, 2002, the Advisor waived fees in the amount of $19,899.

    In addition, each sponsor of a benefit plan which invests in the Portfolio has agreed to make a voluntary monthly contribution to the Portfolio in an amount equal to that portion of the aggregate fees and expenses incurred by the Portfolio relating to the benefit plan's investment. Such contributions are made in accordance with the sponsor's practice of bearing the expenses of administering the benefit plan's investments and are recorded as additions to capital.

    Effective January 1, 2001, the sponsors of the benefit plans which invest in the Portfolio no longer make voluntary monthly contributions to the Portfolio for the portion of the fees and expenses incurred by the Portfolio relating to the benefit plan's investment.

D. INVESTMENTS:

    At May 31, 2002, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................  $ 1,985
Gross Unrealized Depreciation...............................   (2,717)
                                                              -------
Net.........................................................  $  (732)
                                                              =======

    At May 31, 2002, the Portfolio had a capital loss carryforward for federal income tax purposes of approximately $2,082,000, with $1,490,000 expiring on November 30, 2007 and $592,000 expiring on November 30, 2009.

E. LINE OF CREDIT:

    The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires in June 2003. There were no borrowings under the line of credit by the Portfolio during the six months ended May 31, 2002.

    The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2003. There were no borrowings by the Portfolio under the line of credit with the international custodian bank for the six months ended May 31, 2002.

F. REIMBURSEMENT FEES:

    Until March 30, 2002, shares of the Portfolio were sold at a public offering price which was equal to the current net asset value of the shares plus a reimbursement fee. Reimbursement fees were recorded as an addition to paid-in capital. The reimbursement fees for the Portfolio were .50% of the net asset value of their shares. Effective March 30, 2002, reimbursement fees are no longer charged.

                          THE EMERGING MARKETS SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2002
                                  (UNAUDITED)

                                                             SHARES            VALUE+
                                                             ------            ------
SOUTH KOREA -- (12.8%)
COMMON STOCKS -- (12.8%)
 *Cho Hung Bank Co., Ltd...............................         135,810  $    675,640
 *Daewoo Securities Co., Ltd...........................          56,445       297,380
 *Good Morning Securities Co., Ltd.....................          52,660       270,997
 *Hyundai Heavy Industries Co., Ltd....................          11,960       227,757
 *Hyundai Motor Co., Ltd...............................          95,919     3,148,647
 Hyundai Securities Co., Ltd...........................          49,011       355,344
 Kookmin Bank..........................................         146,805     7,506,922
 *Koram Bank, Ltd......................................          32,610       324,462
 Korea Electric Power Corp.............................         128,020     2,631,067
 Korea Gas.............................................          15,450       201,605
 Korea Mobile Telecommunications Corp..................           1,670       368,415
 LG Chemical Investment, Ltd...........................          70,748       741,431
 LG Chemical, Ltd......................................          45,097     1,467,486
 LG Electronics, Inc...................................          12,013       304,695
 LG Insurance Co., Ltd.................................           3,410        13,516
 LG Securities Co., Ltd................................          16,100       201,552
 *Lg Electronics, Inc..................................         108,119     4,038,509
 Pohang Iron & Steel Co., Ltd..........................           6,110       695,135
 S-Oil Corp............................................          64,160     1,344,779
 S1 Corp...............................................          20,238       369,717
 SK Corp., Ltd.........................................          78,203     1,218,177
 Samsung Corp..........................................          31,080       216,214
 Samsung Display Devices, Ltd..........................          32,478     2,534,864
 Samsung Electro-Mechanics Co., Ltd....................          51,654     3,012,059
 Samsung Electronics Co., Ltd..........................          36,128    10,076,821
 Samsung Fire and Marine Insurance, Ltd................          32,751     1,979,230
 Shinhan Financial Group Co., Ltd......................         158,242     2,348,803
 Shinsegae Co., Ltd....................................           2,800       408,756
                                                                         ------------
TOTAL -- SOUTH KOREA
  (Cost $15,960,518)...................................                    46,979,980
                                                                         ------------
INDONESIA -- (10.9%)
COMMON STOCKS -- (10.9%)
 *PT Asahimas Flat Glass Co., Ltd......................          75,000        12,073
 PT Astra Agro Lestari Tbk.............................       1,932,000       438,727
 *PT Astra International Tbk...........................       2,976,000     1,514,142
 *PT Bank International Indonesia......................      13,677,191        23,589
 *PT Bank Lippo Tbk....................................      32,812,000       264,089
 *PT Bimantara Citra...................................         589,000       199,783
 *PT Charoen Pokphand Indonesia Tbk....................         475,000        27,035
 *PT Ciputra Development Tbk...........................         563,300         7,125
 PT Citra Marga Nusaphala Persada......................         960,000        43,600
 PT Dankos Laboratories................................         147,000        10,141
 *PT Gajah Tunggal Tbk.................................       2,977,000        95,842
 *PT Gt Kabel Indonesia Tbk............................         212,000         2,194
 *PT GT Petrochem Industries Tbk.......................          70,000         1,529
 PT Hanjaya Mandala Sampoerna Tbk......................      13,377,500     7,036,981
 *PT Hero Supermarket Tbk..............................          78,000        13,228
 *PT Indah Kiat Pulp & Paper Corp......................       6,161,601       152,318
 *PT Indocement Tunggal Prakarsa.......................       3,090,000       310,876
 PT Indofood Sukses Makmur Tbk.........................      11,716,400     1,481,860
 *PT Indorama Synthetics Tbk...........................         365,580        31,526
 PT Indosat (Persero) Tbk..............................       2,993,500     4,044,245
 *PT Jakarta International Hotel and Development Tbk...         362,500        44,806
 *PT Jaya Real Property................................         305,000        19,288
 *PT Kalbe Farma Tbk...................................       1,410,000        63,227
                                                             SHARES            VALUE+
                                                             ------            ------
 *PT Kawasan Industry Jababeka Tbk.....................         407,333  $      6,791
 *PT Lippo Land Development Tbk........................         174,000        13,504
 *PT Makindo Tbk.......................................       2,236,500       655,737
 PT Matahari Putra Prima Tbk Foreign...................       2,543,000       190,055
 *PT Mayorah Indah.....................................         288,720        17,428
 PT Medco Energi International Tbk.....................       9,514,000     1,695,568
 *PT Modern Photo Tbk..................................         154,000        12,395
 *PT Mulia Industrindo.................................         850,680        19,562
 *PT Pabrik Kertas Tjiwi Kimia Tbk.....................         765,821        18,051
 *PT Pakuwon Jati Tbk..................................         312,000         3,408
 *PT Panasia Indosyntec Tbk............................         103,600         2,442
 *PT Perusahaan Rokok Tjap Gudang Garam................       4,695,500     5,857,764
 PT Ramayana Lestari Sentosa Tbk.......................       4,004,000     1,737,926
 *PT Sari Husada Tbk...................................          13,440        22,407
 *PT Semen Cibinong Tbk................................         231,000         7,703
 PT Semen Gresik.......................................       1,739,502     1,970,069
 PT Summarecon Agung...................................          87,838         6,312
 PT Telekomunikasi Indonesia (Persero) Series B........      18,576,820     8,704,008
 PT Tempo Scan Pacific.................................          19,500        14,349
 PT Tigaraksa Satria Tbk...............................          25,200        13,039
 PT Timah Tbk..........................................         327,000        21,619
 *PT Unggul Indah Corp. Tbk............................         139,640        20,872
 PT Unilever Indonesia Tbk.............................       1,206,500     3,246,112
 *PT United Tractors...................................         168,000        11,107
                                                                         ------------
TOTAL COMMON STOCKS
  (Cost $49,748,580)...................................                    40,106,452
                                                                         ------------
RIGHTS/WARRANTS -- (0.0%)
 *Indocement Tunggal Prakarsa Warrants Class C 05/02/03
   (Cost $66,258)......................................       2,357,941        25,756
                                                                         ------------
TOTAL -- INDONESIA
  (Cost $49,814,838)...................................                    40,132,208
                                                                         ------------
MALAYSIA -- (9.4%)
COMMON STOCKS -- (9.4%)
 AMMB Holdings Berhad..................................         240,362       308,675
 *Aokam Perdana Berhad.................................             333            38
 *Avenue Assets Berhad.................................          27,000         5,400
 Bandar Raya Developments Berhad.......................          23,000         8,897
 Batu Kawan Berhad.....................................         151,000       191,532
 *Berjaya Group Berhad.................................          94,000         5,937
 Berjaya Land Berhad...................................          91,000        34,005
 Berjaya Sports Toto Berhad............................         259,000       589,566
 British American Tobacco Berhad.......................         167,000     1,516,184
 Carlsberg Brewery Malaysia Berhad.....................          79,000       228,684
 Commerce Asset Holding Berhad.........................         353,000       775,671
 Country Heights Holdings Berhad.......................          40,000        17,895
 *Digi.Com Berhad......................................          68,862        83,722
 Gamuda Berhad.........................................         183,000       300,987
 Genting Berhad........................................         341,000     1,346,053
 Golden Hope Plantations Berhad........................         632,000       558,821
 Guiness Anchor Berhad.................................         105,000        93,395
 Highlands and Lowlands Berhad.........................         314,000       236,326
 Hong Leong Bank Berhad................................         523,250       702,257
 Hong Leong Credit Berhad..............................         324,683       692,087
 IOI Corp. Berhad......................................         529,000       807,421
 Jaya Tiasa Holdings Berhad............................          96,000        55,326
 Kuala Lumpur Kepong Berhad............................         412,500       732,730

THE EMERGING MARKETS SERIES

CONTINUED

                                                             SHARES            VALUE+
                                                             ------            ------
 *Land - General Berhad................................          35,000  $      3,408
 Leisure Management Berhad.............................          35,000        94,868
 Lion Land Berhad......................................           1,000            76
 *MBF Holdings Berhad..................................         141,000         7,607
 Magnum Corp. Berhad...................................         937,500       671,053
 Malakoff Berhad.......................................         468,000       463,074
 Malayan Banking Berhad................................       1,369,500     3,243,553
 Malayan Cement Berhad.................................         661,000       161,771
 *Malaysian Airlines System Berhad.....................         298,000       312,116
 Malaysian International Shipping Corp. (Foreign)......         181,666       339,429
 Malaysian Oxygen Berhad...............................          22,000        60,789
 Malaysian Pacific Industries..........................          84,000       400,105
 *Multi-Purpose Holdings Berhad........................          86,000        30,553
 Nestle (Malaysia) Berhad..............................         146,000       741,526
 Oriental Holdings Berhad..............................         322,608       337,889
 Oyl Industries Berhad.................................          74,000       395,316
 Perlis Plantations Berhad.............................         254,000       259,347
 Perusahaan Otomobil Nasional Berhad...................         338,000       951,737
 Petronas Dagangan Berhad..............................         147,000       216,632
 Petronas Gas Berhad...................................       1,065,000     1,821,711
 Public Bank Berhad (Foreign)..........................       1,739,138     1,620,144
 RHB Capital Berhad....................................       1,104,000       644,968
 RHB Sakura Merchant Bankers Berhad....................           4,100         3,561
 *RJ Reynolds Berhad...................................         135,000       134,289
 Ramatex Berhad........................................         222,000       116,842
 *Rashid Hussain Berhad................................          50,000        23,684
 *Renong Berhad........................................         460,000       114,395
 Resorts World Berhad..................................         681,000     1,845,868
 Sarawak Enterprise Corp. Berhad.......................         412,000       147,453
 Shell Refining Co. Federation of Malaysia Berhad......         156,000       150,663
 *Silverstone Berhad...................................           9,240             0
 Sime Darby Berhad (Malaysia)..........................       1,208,800     1,670,053
 Southern Bank Berhad..................................          48,440        30,594
 Southern Bank Berhad (Foreign)........................         143,437        83,797
 *Technology Resources (Industries) Berhad.............         528,000       330,695
 Telekom Malaysia Berhad...............................       1,379,000     3,102,750
 Tenaga Nasional Berhad................................       1,222,000     3,215,789
 Tractors Malaysia Holdings Berhad.....................          22,000        15,284
 YTL Corp. Berhad......................................         931,362     1,200,967
                                                                         ------------
TOTAL -- MALAYSIA
  (Cost $37,685,932)...................................                    34,255,965
                                                                         ------------
TURKEY -- (9.1%)
COMMON STOCKS -- (9.1%)
 *Akbank...............................................   1,162,099,403     3,222,569
 Akcansa Cimento Sanayi ve Ticaret A.S.................      29,601,300       176,485
 Aksigorta A.S.........................................      38,051,500       247,970
 Alarko Holding........................................      13,507,065       173,233
 *Anadolu Efes Biracilik ve Malt Sanayi A.S............      80,998,584     1,712,680
 *Arcelik A.S..........................................     475,587,435     2,868,459
 Aygaz.................................................     179,999,520       823,596
 *BSH Profilo Elektrikli Gerecler Sanayii A.S..........       4,725,086        39,309
 *Cukurova Elektrik A.S................................         389,000       130,795
 *Dogan Sirketler Grubu Holdings A.S...................     195,572,210       267,777
 Enka Holding..........................................      32,699,890     2,130,949
 *Eregli Demir ve Celik Fabrikalari Turk A.S...........     145,031,000     1,508,173
                                                             SHARES            VALUE+
                                                             ------            ------
 *Hurriyet Gazette.....................................     101,999,646  $    282,851
 *Koc Holding A.S......................................     296,735,974     3,034,319
 Migros Turk A.S.......................................      30,018,025     1,477,541
 Netas Northern Electric Telekomunikasyon A.S..........       7,447,500       126,495
 *Otosan Otomobil A.S..................................     180,747,500     1,785,608
 *Tansas Izmir Buyuksehir Belediyesi Ic ve dis Ticaret
   A.S.................................................      70,488,000        62,305
 Tat Konserve..........................................               7             0
 *Tofas Turk Otomobil Fabrikasi A.S....................     557,412,222     1,719,632
 Trakya Cam Sanayii A.S................................     102,882,757       271,035
 Tupras-Turkiye Petrol Rafineleri A.S..................     250,447,950     1,163,299
 *Turk Sise ve Cam Fabrikalari A.S.....................     202,437,924       192,972
 *Turkiye Garanti Bankasi A.S..........................   1,413,696,911     2,450,165
 *Turkiye Is Bankasi A.S. Series C.....................     910,733,850     3,914,553
 *Vestel Elektronik Sanayi Ticaret A.S.................     179,241,000       354,145
 *Yapi ve Kredi Bankasi A.S............................   1,232,184,338     3,032,515
                                                                         ------------
TOTAL -- TURKEY
  (Cost $28,614,166)...................................                    33,169,430
                                                                         ------------
THAILAND -- (9.0%)
COMMON STOCKS -- (9.0%)
 Advance Info Service Public Co., Ltd..................       5,982,000     6,499,322
 BEC World Public Co., Ltd. (Foreign)..................         343,700     1,997,002
 Bangkok Expressway Public Co., Ltd. (Foreign).........       1,702,600       747,979
 *Bank of Ayudhya Public Co., Ltd. (Foreign)...........       4,125,500       613,876
 *Capetronic International (Thailand) Public Co., Ltd.
   (Foreign)...........................................       4,490,000       118,776
 Charoen Pokphand Foods Public Co., Ltd................      14,442,000     1,910,201
 *DBS Thai Danu Bank Public Co., Ltd. (Foreign)........       1,842,200       300,227
 Delta Electronics (Thailand) Public Co., Ltd.
   (Foreign)...........................................       4,100,710     3,389,931
 *Krung Thai Bank Public Co., Ltd. (Foreign)...........      12,981,770     3,802,064
 *National Finance and Securities Public Co., Ltd.
   (Foreign)...........................................         630,150       285,765
 National Petrochemical Public Co., Ltd. (Foreign).....         100,000       124,000
 *Ratchaburi Electricity Generating Holding Public Co.,
   Ltd. (Foreign)......................................         470,000       197,598
 *Shin Corporation Public Co., Ltd.....................       6,122,000     2,487,056
 *Shinawatra Satellite Public Co., Ltd. (Foreign)......       1,381,225       978,700
 Siam Cement Public Co., Ltd. (Foreign)................          27,000       655,572
 Siam City Cement Public Co., Ltd. (Foreign)...........         633,413     3,560,637
 *Siam Commercial Bank Public Co., Ltd. (Foreign)......       2,276,166     1,626,272
 Siam Makro Public Co., Ltd. (Foreign).................         727,100       815,740
 *Telecomasia Corp. Public Co., Ltd. (Foreign).........       6,037,200     1,119,358
 *Thai Military Bank Public Co., Ltd. (Foreign)........       4,483,500       651,263
 Thai Union Frozen Products Public Co., Ltd.
   (Foreign)...........................................       2,500,000     1,092,385
                                                                         ------------
TOTAL COMMON STOCKS
  (Cost $36,920,611)...................................                    32,973,724
                                                                         ------------

THE EMERGING MARKETS SERIES

CONTINUED

                                                             SHARES            VALUE+
                                                             ------            ------
RIGHTS/WARRANTS -- (0.0%)
 *Charoen Pokphand Foods Public Co., Ltd. Warrants
   2002-2005...........................................       1,363,200  $          0
 *Telecomasia Corp. Public Co., Ltd. (Foreign) Rights
   03/31/08............................................       1,444,563             0
                                                                         ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                             0
                                                                         ------------
TOTAL -- THAILAND
  (Cost $36,920,611)...................................                    32,973,724
                                                                         ------------
UNITED STATES -- (7.7%)
COMMON STOCKS -- (7.7%)
 BBV Banco BHIF ADR....................................          59,300       754,296
 Banco de Chile Series F...............................          47,643       831,370
 Banco de Santiago SA ADR..............................         158,900     3,143,042
 Banco Santander Chile Sponsored ADR...................         182,200     2,587,240
 Cia Telecom de Chile ADR..............................         381,500     5,299,035
 Compania Cervecerias Uni ADR..........................         115,400     1,731,000
 Cristalerias de Chile SA ADR..........................          35,600       623,356
 Distribucion y Servicio D&S SA ADR....................         176,800     2,353,208
 Embotelladora Andina SA Andina ADR....................         108,600       776,490
 Embotelladora Andina SA Andina Series B ADR...........          83,000       508,790
 Empresa Nacional de Elec ADR..........................         502,218     4,268,853
 *Empresas Telex - Chile SA ADR........................           7,880         3,940
 *Enersis SA ADR.......................................         285,903     2,230,044
 Lan Chile SA ADR......................................         125,900       706,299
 *Madeco SA ADR........................................          44,500        33,375
 Masisa SA ADR.........................................          25,100       238,450
 Santa Isabel SA ADR...................................          15,500        46,500
 Sociedad Quimica y Minera Chile ADR...................          56,400     1,317,504
 Sociedad Quimica y Minera de Chile SA ADR Class A.....             902        25,256
 Vina Concha y Toro SA Conchatoro ADR..................          25,100       863,440
                                                                         ------------
TOTAL -- UNITED STATES
  (Cost $36,036,373)...................................                    28,341,488
                                                                         ------------
ISRAEL -- (7.7%)
COMMON STOCKS -- (7.7%)
 Africa-Israel Investments, Ltd........................           2,840       237,060
 Africa-Israel Investments, Ltd........................             155       131,086
 *Agis Industries (1983), Ltd..........................          21,736       138,952
 American Israeli Paper Mills, Ltd.....................           3,291        93,266
 Bank Hapoalim B.M.....................................       1,416,140     2,153,691
 Bank Leumi Le-Israel..................................       1,628,469     1,982,610
 *Bezek, Ltd...........................................       2,464,114     2,373,397
 Blue Square Chain Stores Properties Investment........          46,103       548,149
 *Blue Square Israel, Ltd..............................          16,186       198,707
 *CLAL Industries, Ltd.................................         206,838       742,402
 CLAL Insurance, Ltd...................................          65,284       777,534
 Delek Israel Fuel Corp., Ltd. Series C................           4,584       239,381
 *Discount Investment Corp.............................          15,100       323,100
 *Elbit Medical Imaging................................          17,319        88,114
 Elbit Systems, Ltd....................................          39,819       608,817
 *Elite Industries, Ltd................................           5,700       171,052
 *Elron Electronic Industries, Ltd.....................          27,495       245,575
 *First International Bank of Israel...................          48,660       170,891
 *First International Bank of Israel, Ltd..............         347,200       243,303
 *IDB Bankholding Corp., Ltd...........................          36,578       711,189
                                                             SHARES            VALUE+
                                                             ------            ------
 *IDB Development Corp., Ltd. Series A.................          72,515  $  1,434,996
 Industrial Building Corp., Ltd........................         277,150       265,198
 Israel Chemicals, Ltd.................................       1,570,726     1,526,650
 *Israel Corp. Series A................................           5,500       469,397
 *Koor Industries, Ltd.................................          23,266       577,881
 M.A.Industries, Ltd...................................         386,061       636,645
 *Matav Cable Israel...................................          19,027       107,031
 Migdal Insurance Holdings.............................         609,807       566,375
 Osem Investment, Ltd..................................         103,443       812,073
 Property and Building Corp., Ltd......................           3,973       196,311
 Super-Sol, Ltd. Series B..............................         210,226       672,815
 Teva Pharmaceutical Industries, Ltd...................         128,020     8,488,916
 *Utd Mizrahi..........................................         155,432       354,734
                                                                         ------------
TOTAL -- ISRAEL
  (Cost $24,416,519)...................................                    28,287,298
                                                                         ------------
BRAZIL -- (7.5%)
PREFERRED STOCKS -- (5.7%)
 Ambev Cia de Bebidas das Americas.....................      12,453,835     2,309,138
 Aracruz Celulose SA Series B..........................         561,999     1,237,555
 Banco Bradesco SA.....................................     246,242,355     1,285,022
 Banco do Brasil SA....................................     126,670,000       726,132
 Banco Itau SA.........................................      35,500,000     2,436,419
 *Bradespar SA.........................................     197,621,010        50,002
 Brasil Telecom Participacoes SA.......................     145,137,922     1,001,268
 Brasileira de Distribuicao Pao de Acucar..............       8,330,000       174,869
 Brasileira de Petroleo Ipiranga.......................      12,300,000        68,078
 *Centrais Electricas de Santa Catarin Celesc Series
   B...................................................         180,000        39,851
 Cimento Portland Itau.................................         860,000       146,198
 Companhia Siderurgica Paulista Cosipa CSI.............          65,000         9,765
 Copene-Petroquimica do Nordeste SA Series A...........         624,000       106,572
 Coteminas Cia Tecidos Norte de Minas..................       1,164,800        84,731
 Cpfl Geracao Energia SA...............................       2,258,921         4,202
 Duratex SA............................................       2,900,000        56,178
 Electropaulo Electrecidade Metropolitana..............       8,395,000       167,273
 *Embratel Participacoes SA............................      38,582,922        70,013
 *Inepar SA Industria e Construcoes....................      19,760,001         5,000
 Investimentos Itau SA.................................       2,388,290     1,973,364
 *Itausa-Investimentos Itau SA Receipts................          60,900        50,320
 Kablin SA.............................................         176,875        75,520
 Lojas Americanas SA...................................       2,166,794         5,499
 *Lojas Renner SA......................................         800,000         5,218
 *Paranapanema SA......................................       2,120,000           821
 Sadia SA..............................................         100,000        45,860
 Siderurgica Belgo-Mineira.............................         970,000        90,352
 Siderurgica de Tubarao Sid Tubarao....................      15,120,000       173,948
 Siderurgica Paulista Casipa Series B..................             325           976
 Suzano de Papel e Celulose............................          54,000       128,091
 *Suzano Petroquimica SA...............................          54,000        27,540
 Tele Celular Sul Participacoes SA.....................         137,922           164
 Tele Centro Oeste Celular Participacoes SA............     230,437,922       393,561
 Tele Leste Celular Participacoes SA...................         177,127            49
 *Tele Norte Celular Participacoes SA..................         138,099            26
 Tele Norte Leste Participacoes SA.....................     146,862,911     1,850,411
 Telemig Celular Participacoes SA......................         138,668           167
 Telenordeste Celular Participacoes SA.................         137,922           140
 *Telesp Celular Participacoes.........................     176,941,089       381,241

THE EMERGING MARKETS SERIES

CONTINUED

                                                             SHARES            VALUE+
                                                             ------            ------
 Telesudeste Celular Participacoes SA..................      10,000,000  $     24,116
 Unibanco Unias de Bancos Brasileiros SA...............       1,500,000        27,646
 Unibanco-Uniao de Bancos Brasileiros SA...............      12,963,000       532,982
 Usinas Siderurgicas de Minas Gerais SA................          52,039       157,385
 Vale do Rio Doce Series A.............................         156,160     4,599,387
 *Vale do Rio Doce Series B............................          81,160             0
 Votorantim Celulose e Papel SA........................       9,467,325       389,255
                                                                         ------------
TOTAL PREFERRED STOCKS
  (Cost $19,388,402)...................................                    20,912,305
                                                                         ------------
COMMON STOCKS -- (1.8%)
 *Acos Especiais Itabira-Acesita Aces..................      25,963,524         5,953
 Ambev Cia de Bebidas das Americas.....................       1,260,000       201,245
 Brasil Telecom Participacoes SA.......................      58,770,339       371,751
 Brasil Telecom SA.....................................     125,000,000       632,549
 *Brasil Telecom SA....................................       1,507,798         5,377
 Cpfl Geracao Energia SA...............................       3,140,000         5,841
 Embraco SA............................................         130,000        50,881
 Embraer Empresa Brasileira de Aeronautica.............         293,521     1,711,611
 *Embratel Participacoes...............................      57,550,000       141,062
 *Empresa Nasional de Comercio Redito e Participacoes
   SAncorpar...........................................         480,000           626
 Gerdau SA.............................................      36,040,000       441,693
 *Globo Cabo SA........................................       1,000,000       154,184
 Lojas Americanas SA...................................      14,042,476        35,253
 Petroquimica do Sul Copesul...........................       8,276,000       181,555
 Siderurgica Nacional Sid Nacional.....................      26,651,000       508,902
 Souza Cruz Industria e Comercio.......................         201,000     1,154,611
 Tele Celular Sul Participacoes........................      58,036,409        61,491
 Tele Centro Oeste Celular Participacoes...............      57,876,799       194,490
 *Tele Leste Celular Participacoes.....................      73,908,726        42,368
 *Tele Norte Celular Participacoes.....................      57,624,254        23,693
 Tele Norte Leste Participacoes........................      57,550,710       596,109
 Telemig Celular Participacoes.........................      57,861,511       139,538
 *Telemig Celular Particpacoes Common Receipts.........         665,920         1,606
 Telenordeste Celular Participacoes....................      58,131,297        70,784
 *Vallourec & Mannesmann Tubes-V & M DO Brasil SA......         149,000         9,489
                                                                         ------------
TOTAL COMMON STOCKS
  (Cost $6,042,649)....................................                     6,742,662
                                                                         ------------
RIGHTS/WARRANTS -- (0.0%)
 *Tele Norte Leste Participacoes SA Rights 05/29/02....          20,525             0
 *Telemig Celular Participacoes TMCP Rights 06/03/02...           1,595             0
                                                                         ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                             0
                                                                         ------------
TOTAL -- BRAZIL
  (Cost $25,431,051)...................................                    27,654,967
                                                                         ------------
MEXICO -- (7.5%)
COMMON STOCKS -- (7.5%)
 *Altos Hornos de Mexico S.A...........................          97,000             0
 America Movil S.A. de C.V. Series L...................       3,832,000     3,331,260
 *America Telecom S.A. de C.V. Series A................         913,071       697,372
 Apasco S.A. de C.V....................................          69,000       442,022
                                                             SHARES            VALUE+
                                                             ------            ------
 *Carso Global Telecom S.A. de C.V. Telecom Series
   A1..................................................         913,071  $  1,209,535
 Cementos de Mexico S.A. de C.V. Series B..............         364,915     2,178,693
 Controladora Comercial Mexicana S.A. de C.V. Series
   B...................................................         365,700       264,927
 Desc S.A. de C.V. Series B............................         295,000       184,706
 Desc S.A. de C.V. Series C............................           6,905         4,288
 El Puerto de Liverpool S.A. Series C1.................         339,500       474,502
 Embotelladora Arca SA de CV , Mexico..................          28,000        60,563
 *Empresas ICA Sociedad Controladora S.A. de C.V.......         207,900        65,623
 *Empresas la Moderna S.A. de C.V. Series A............         120,000        93,142
 Fomento Economico Mexicano Series B & D...............         363,000     1,522,228
 *Gruma S.A. de C.V. Series B..........................          90,406       107,597
 *Grupo Carso S.A. de C.V. Series A-1..................         203,000       630,262
 Grupo Continental S.A.................................          14,500        22,810
 *Grupo Financiero Bancomer S.A. de C.V. Series O......       1,598,672     1,379,841
 *Grupo Financiero del Norte S.A. Series C.............         119,000       303,576
 *Grupo Financiero GBM Atlantico S.A. de C.V. Series
   L...................................................          16,475             0
 *Grupo Financiero Inbursa S.A. de C.V. Series O.......         719,097       770,250
 *Grupo Gigante S.A. de C.V. Series B..................         115,778        95,017
 *Grupo Industrial Alfa S.A. Series A..................         150,290       286,188
 Grupo Industrial Bimbo S.A. de C.V. Series A..........         210,000       495,516
 Grupo Industrial Maseca S.A. de C.V. Series B.........         229,000        97,405
 Grupo Modelo S.A. de C.V. Series C....................         482,300     1,203,423
 *Grupo Televisa S.A. (Certificate Representing Series
   A, Series D & Series L).............................         755,000     1,566,625
 *Hylsamex S.A. de C.V. Series B.......................          60,000        70,478
 Industrias Penoles S.A. de C.V........................         103,000       264,358
 Kimberly Clark de Mexico S.A. de C.V. Series A........         314,000       938,817
 Nueva Grupo Mexico SA de CV Series B..................         172,000       307,949
 *Organizacion Soriana S.A. de C.V. Series B...........         150,000       463,382
 *TV Azteca S.A. de C.V. Series A......................         500,000       236,478
 Telefonos de Mexico S.A. Series A.....................         100,000       172,830
 Telefonos de Mexico S.A. Series L.....................       3,042,000     5,194,538
 *Tubos de Acero de Mexico S.A.........................          85,000       160,101
 *Vitro S.A............................................         121,600       158,565
 Walmart de Mexico S.A. de C.V. Series C...............         627,055     1,550,984
 Walmart de Mexico S.A. de C.V. Series V...............         137,180       396,094
                                                                         ------------
TOTAL -- MEXICO
  (Cost $18,619,603)...................................                    27,401,945
                                                                         ------------
PHILIPPINES -- (4.7%)
COMMON STOCKS -- (4.7%)
 Aboitiz Equity Ventures, Inc..........................       7,014,400       324,344
 Ayala Corp............................................      13,893,600     1,633,782
 Ayala Land, Inc.......................................      18,687,576     2,607,223
 Bank of the Philippine Island.........................       2,208,511     2,464,988
 *Equitable PCI Bank, Inc..............................         875,000       723,741

THE EMERGING MARKETS SERIES

CONTINUED

                                                             SHARES            VALUE+
                                                             ------            ------
 *Filinvest Development Corp...........................       4,664,500  $    128,296
 *Filinvest Land, Inc..................................       9,822,000       548,132
 La Tondena Distillers, Inc............................         693,200       469,748
 Metro Bank and Trust Co...............................       3,293,635     2,494,516
 *Petron Corp..........................................      19,893,000       729,534
 *Philippine Long Distance Telephone Co................         174,940     1,525,438
 *Philippine National Bank.............................         259,975       152,855
 SM Prime Holdings, Inc................................      22,614,000     2,614,163
 *Security Bank Corp...................................         320,842        89,525
 *Southeast Asia Cement Holdings, Inc..................          30,190            36
 Union Bank of the Philippines.........................         812,300       384,510
 Universal Robina Corp.................................       3,158,100       276,953
                                                                         ------------
TOTAL -- PHILIPPINES
  (Cost $39,463,432)...................................                    17,167,784
                                                                         ------------
POLAND -- (4.1%)
COMMON STOCKS -- (4.1%)
 *Agora SA.............................................          81,074     1,140,474
 Bank Polska Kasa Opieki - Grupa Pekao SA..............         122,933     3,382,098
 *Bank Przemyslowo Handlowy Pbk........................          31,526     2,339,056
 Bank Zackodni Wbk SA..................................          42,409       760,232
 *Big Bank Gdanski SA..................................       1,426,622     1,346,181
 *Bre Bank SA..........................................          17,201       552,457
 Browary Zywiec SA.....................................          15,860     1,303,085
 *Elektrim SA..........................................         140,733       131,747
 Frantschach Swiecie SA................................          52,999       397,182
 Kredyt Bank SA........................................         248,476     1,153,769
 *Optimus SA...........................................           6,873        50,823
 *Optimus Technologie..................................           6,873        12,406
 *Orbis SA.............................................          77,409       429,786
 *Polish Telecom TPSA..................................         296,434     1,022,194
 *Prokom Software SA...................................          21,336       855,252
                                                                         ------------
TOTAL -- POLAND
  (Cost $13,796,033)...................................                    14,876,742
                                                                         ------------
HUNGARY -- (4.0%)
COMMON STOCKS -- (4.0%)
 Budapesti Elektromos Muvek RT.........................             185         7,852
 Delmagyarorszagi Aramszolgaltato Demasz RT............           2,275        92,165
 Egis RT...............................................          36,433     2,038,260
 Gedeon Richter, Ltd...................................          40,954     2,583,513
 Hungarian Telecommunications Co.......................         460,184     1,651,243
 Magyar Olay-Es Gazipari RT............................         138,429     2,710,564
 Orszagos Takerekpenztar es Keresdelmi Bank RT.........         441,220     3,843,932
 *Tiszai Vegyi Kombinat RT.............................         113,415     1,597,202
                                                                         ------------
TOTAL -- HUNGARY
  (Cost $12,093,392)...................................                    14,524,731
                                                                         ------------
ARGENTINA -- (1.3%)
COMMON STOCKS -- (1.3%)
 *Acindar Industria Argentina de Aceros SA Series B....         899,000        60,068
 *Alpargatas SA Industrial y Comercial.................           1,078             0
 *Alto Palermo SA Series A.............................           5,000         1,433
 *Banco del Sud Sociedad Anonima Series B..............          29,000         3,037
                                                             SHARES            VALUE+
                                                             ------            ------
 *Banco Frances del Rio de la Plata SA.................         467,809  $    227,432
 *Capex SA Series A....................................          52,893        48,792
 *Celulosa Argentina SA Series B.......................          18,750         3,973
 *Central Costanera SA Series B........................         114,100        24,180
 *Central Puerto SA Series B...........................          16,000           957
 *Garovaglio y Zorraquin SA............................          28,000         1,780
 Gas Natural SA, Buenos Aires..........................         345,000        86,014
 *Grupo Financiero Galicia SA Series B.................       2,110,110       152,564
 *IRSA Inversiones y Representaciones SA...............         643,419       296,766
 *Juan Minetti SA......................................         353,151        53,708
 Ledesma S.A.A.I.......................................         135,378        89,442
 Metrogas SA Series B..................................         543,115        89,368
 *Molinos Rio de la Plata SA Series B..................         694,833       814,192
 *PC Holdings SA Series B, Buenos Aires................       2,274,901       964,184
 *Renault Argentina SA.................................         176,559        29,493
 *Siderar SAIC Series A................................         721,484       417,314
 Siderca SA Series A...................................         714,907       878,709
 *Solvay Indupa S.A.I.C................................         555,366       207,692
 *Telecom Argentina Stet-France SA Series B............         977,000       180,250
 Transportadora de Gas del Sur SA Series B.............       1,028,000       160,185
                                                                         ------------
TOTAL COMMON STOCKS
  (Cost $27,773,949)...................................                     4,791,533
                                                                         ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Argentine Peso
   (Cost $42,470)......................................                        11,299
                                                                         ------------
TOTAL -- ARGENTINA
  (Cost $27,816,419)...................................                     4,802,832
                                                                         ------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *Euro Currency
   (Cost $1,024).......................................                         1,055
                                                                         ------------
                                                              FACE
                                                             AMOUNT
                                                             ------
                                                             (000)
TEMPORARY CASH
  INVESTMENTS -- (4.3%)
 Repurchase Agreement, PNC Capital Markets Inc. 1.67%,
   06/03/02 (Collateralized by U.S. Treasury Notes
   7.00%, 07/15/06, valued at $15,994,945) to be
   repurchased at $15,760,193..........................  $       15,758    15,758,000
                                                                         ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $382,427,911)++................................                  $366,328,149
                                                                         ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $386,079,474.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                          THE EMERGING MARKETS SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2002

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                  (UNAUDITED)

ASSETS:
Investments at Value........................................  $366,328
Cash........................................................        16
Receivables:
  Dividends, Interest and Tax Reclaims......................       879
  Investment Securities Sold................................         2
  Fund Shares Sold..........................................         2
Prepaid Expenses and Other Assets...........................         1
                                                              --------
    Total Assets............................................   367,228
                                                              --------
LIABILITIES:
Payables:
  Investment Securities Purchased...........................       383
  Fund Shares Redeemed......................................        72
Accrued Expenses and Other Liabilities......................       113
                                                              --------
    Total Liabilities.......................................       568
                                                              --------
NET ASSETS..................................................  $366,660
                                                              ========
Investments at Cost.........................................  $382,428
                                                              ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                          THE EMERGING MARKETS SERIES

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2002

                             (AMOUNTS IN THOUSANDS)

                                  (UNAUDITED)

INVESTMENT INCOME
  Dividends (Net of Foreign Taxes
    Withheld of $552)...................  $ 3,823
  Interest..............................       88
                                          -------
      Total Investment Income...........    3,911
                                          -------
EXPENSES
  Investment Advisory Services..........      175
  Accounting & Transfer Agent Fees......      199
  Custodian Fees........................      152
  Legal Fees............................        2
  Audit Fees............................        2
  Shareholders' Reports.................        3
  Trustees' Fees and Expenses...........        1
  Other.................................       10
                                          -------
      Total Expenses....................      544
                                          -------
  NET INVESTMENT INCOME (LOSS)..........    3,367
                                          -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENT
  SECURITIES AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment
    Securities Sold.....................   (9,459)
  Net Realized Gain (Loss) on Foreign
    Currency Transactions...............      (32)
  Change in Unrealized Appreciation
    (Depreciation) of Investment
    Securities and Foreign Currency
    Denominated Amounts.................   52,706
  Translation of Foreign Currency
    Denominated Amounts.................        2
                                          -------
  NET GAIN (LOSS) ON INVESTMENT
    SECURITIES AND FOREIGN CURRENCY.....   43,217
                                          -------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.............  $46,584
                                          =======

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                          THE EMERGING MARKETS SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                          SIX MONTHS      YEAR
                                             ENDED        ENDED
                                            MAY 31,     NOV. 30,
                                             2002         2001
                                          -----------  -----------
                                          (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..........   $  3,367     $  5,985
  Net Realized Gain (Loss) on Investment
    Securities..........................     (9,459)     (18,827)
  Net Realized Gain (Loss) on Foreign
    Currency Transactions...............        (32)        (548)
  Change in Unrealized Appreciation
    (Depreciation) of Investment
    Securities and Foreign Currency.....     52,706      (14,797)
  Translation of Foreign Currency
    Denominated Amounts.................          2           47
                                           --------     --------
        Net Increase (Decrease) in Net
          Assets Resulting from
          Operations....................     46,584      (28,140)
                                           --------     --------
Transactions in Interest:
  Contributions.........................     30,379       69,137
  Withdrawals...........................    (18,023)     (30,003)
                                           --------     --------
        Net Increase (Decrease) From
          Transactions in Interest......     12,356       39,134
                                           --------     --------
        Total Increase (Decrease).......     58,940       10,994
NET ASSETS
  Beginning of Period...................    307,720      296,726
                                           --------     --------
  End of Period.........................   $366,660     $307,720
                                           ========     ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                          THE EMERGING MARKETS SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                SIX MONTHS         YEAR           YEAR           YEAR           YEAR           YEAR
                                   ENDED           ENDED          ENDED          ENDED          ENDED          ENDED
                                  MAY 31,        NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                   2002            2001           2000           1999           1998           1997
                                -----------      ---------      ---------      ---------      ---------      ---------
                                (UNAUDITED)
Net Asset Value, Beginning of
  Period......................      N/A+             N/A+           N/A+           N/A+           N/A+           N/A+
                                --------         --------       --------       --------       --------       --------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)....................        --               --             --             --             --             --
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............        --               --             --             --             --             --
                                --------         --------       --------       --------       --------       --------
  Total from Investment
    Operations................        --               --             --             --             --             --
                                --------         --------       --------       --------       --------       --------
LESS DISTRIBUTIONS
  Net Investment Income.......        --               --             --             --             --             --
  Net Realized Gains..........        --               --             --             --             --             --
                                --------         --------       --------       --------       --------       --------
Total Distributions                   --               --             --             --             --             --
                                --------         --------       --------       --------       --------       --------
Net Asset Value, End of
  Period......................      N/A+             N/A+           N/A+           N/A+           N/A+           N/A+
                                ========         ========       ========       ========       ========       ========
Total Return..................     15.32%#          (8.54)%       (22.30)%        53.78%        (12.27)%       (16.96)%
Net Assets, End of Period
  (thousands).................  $366,660         $307,720       $296,726       $344,175       $231,632       $220,941
Ratio of Expenses to Average
  Net Assets..................      0.31%*           0.46%          0.46%          0.46%          0.53%          0.54%
Ratio of Net Investment Income
  to Average Net Assets.......      1.93%*           1.94%          1.33%          1.34%          1.66%          1.63%
Portfolio Turnover Rate.......         7%*              6%            12%            16%            10%             1%

--------------

*    Annualized

#    Non-annualized

N/A+ Not applicable as The Emerging Markets Series is organized as a partnership.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently offers twenty-five series, of which The Emerging Markets Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

    2. FOREIGN CURRENCY TRANSLATION: Securities, other assets and liabilities of The Emerging Markets Series whose values are initially expressed in foreign currencies are translated to U.S. dollars at the bid price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

    3. FEDERAL INCOME TAXES: The Series is treated as a partnership for federal income tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been "passed through" to its Feeder Funds.

    4. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2002.

    5. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited.

    6. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees.

    The Series may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2002, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 2002, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

Purchases...................................................  $19,536
Sales.......................................................   12,475

E. INVESTMENT TRANSACTIONS:

    At May 31, 2002, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................  $  87,333
Gross Unrealized Depreciation...............................   (107,084)
                                                              ---------
       Net..................................................  $ (19,751)
                                                              =========

F. LINE OF CREDIT:

    The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each series is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires in June 2003. There were no borrowings under the line of credit by the Series during the six months ended May 31, 2002.

    The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2003. There were no borrowings by the Series under the line of credit with the international custodian bank for the six months ended May 31, 2002.